SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
a)    Operating Segments
Our operations are organized into six business groups in addition to our corporate activities, which collectively represent seven operating segments for internal and external reporting purposes. Our operating segments are as follows:
The Corporation:
i.Corporate Activities include the investment of cash and financial assets, as well as the management of our corporate leverage, including corporate borrowings and preferred equity, which fund a portion of the capital invested in our other operations. Certain corporate costs such as technology and operations are incurred on behalf of our operating segments and allocated to each operating segment based on an internal pricing framework.
Asset Management business:
i.Asset Management business includes managing long-term private funds, perpetual strategies and liquid strategies on behalf of our investors and ourselves, as well as our share of the asset management activities of Oaktree Capital Management (“Oaktree”). We generate contractual base management fees for these activities as well as incentive distributions and performance income, including performance fees, transaction fees and carried interest. The Asset Management business also includes our direct investments into and alongside private funds managed by Brookfield Asset Management (“BAM”).
Insurance Solutions business:
i.Insurance Solutions business includes our equity accounted interest in a leading capital solutions business providing insurance and reinsurance services to individuals and institutions across a broad range of insurance products including life insurance and annuities, and personal and commercial property and casualty insurance.
Operating Businesses:
i.Renewable Power and Transition business includes the ownership, operation and development of hydroelectric, wind, utility-scale solar power generating assets and distributed energy & sustainable solutions.
ii.Infrastructure business includes the ownership, operation and development of utilities, transport, midstream, and data assets.
iii.Private Equity business includes a broad range of industries, and is mostly focused on the ownership and operation of business services and industrial operations.
iv.    Real Estate business includes the ownership, operation and development of core investments, and transitional and development investments (including residential development properties).
Beginning in the second quarter of 2023, the company presented an Insurance Solutions operating segment for internal and external reporting purposes. Additionally, our direct investments into and alongside private funds managed by BAM are now presented within the Asset Management segment. These amounts were previously presented in our Corporate Activities segment and our Operating Businesses, respectively.
Beginning in the first quarter of 2023, subsequent to the special distribution of our asset management business described in Note 21 (b) of our 2022 annual financial statements, our Asset Management segment includes our investment in BAM and certain corporate costs and tax items that were previously presented in our Corporate Activities segment.
Beginning in the fourth quarter of 2022, the company no longer presented a Residential Development operating segment for internal or external reporting purposes. Our North American and Australian residential development operations are now presented within the Real Estate segment and the Brazilian residential development operations are now presented within the Asset Management segment.
This presentation aligns our operating segments with how our Chief Operating Decision Maker assesses the operating results and performance of our businesses on a segmented basis. The company has retrospectively applied these presentation changes for all periods presented.
b)    Segment Financial Measures
We assess our performance using distributable earnings (“DE”) from our Asset Management segment and Insurance Solutions segments, net operating income (“NOI”) from our Real Estate segment, and funds from operations (“FFO”) generated by each other segment as our key measures of financial performance and our segment measures of profit and loss. We also provide the amount of capital invested by the Corporation in each segment using common equity by segment. These metrics are used by our Chief Operating Decision Maker in assessing operating results and the performance of our businesses on a segmented basis.
Beginning in the first quarter of 2023, the company changed its segment financial measures to use DE rather than FFO for the Asset Management segment as it is more representative of cashflows and profitability from that segment, and NOI rather than FFO for the Real Estate segment as NOI provides a performance measure that, when compared year-over-year, reflects the impact on operations from trends in occupancy and rental rates.
Our segment financial measures are defined as follows:
i.    Distributable Earnings
DE from our Asset Management segment is defined as the earnings received by the Corporation that are available for distribution to common shareholders or to be reinvested in the business. It is calculated as the sum of distributable earnings from our Asset Management business and realized carried interest, net of equity-based compensation costs. DE from our Asset Management segment includes fees, net of the associated costs, that we earn from managing capital in our perpetual affiliates, private funds and liquid strategies accounts. We are also eligible to earn incentive payments in the form of incentive distributions, performance fees or carried interest. Our Asset Management segment distributes substantially all of its distributable earnings as a dividend to its shareholders, therefore DE represents our cashflows and profitability from our Asset Management segment. We do not use DE as a measure of cash generated from our operations.
Distributable earnings from our Insurance Solutions business is equivalent to its distributable operating earnings (“DOE”), which is calculated as our share of equity accounted net income from our Insurance Solutions business, excluding the impact of depreciation and amortization, deferred income taxes, net income from our equity accounted investments, mark-to-market on investments and derivatives, breakage and transaction costs, and is inclusive of our proportionate share of DOE from investments in associates.
ii.    Net Operating Income
NOI from our Real Estate segment is defined as: i) property-specific revenues from our commercial properties operations less direct commercial property expenses before the impact of depreciation and amortization; and ii) revenues from our hospitality operations less direct hospitality expenses before the impact of depreciation and amortization. NOI represents an income-generating property’s profitability before adding costs from financing or taxes, and is a strong indication of our real estate business’ ability to impact the operating performance of its properties through proactive management and leasing. Depreciation and capital expenditures are excluded from NOI as we believe that the value of most of our properties typically increases over time, provided we make the necessary maintenance expenditures, the timing and magnitude of which may differ from the amount of depreciation recorded in any given period. We do not use NOI as a measure of cash generated from our operations.
iii.    Funds from Operations
We define FFO from our Corporate Activities segment and our investments, excluding the real estate business, as net income excluding fair value changes, depreciation and amortization and deferred income taxes, net of non-controlling interests. When determining FFO, we include our proportionate share of the FFO from equity accounted investments on a fully diluted basis. FFO also includes realized disposition gains and losses, which are gains or losses arising from transactions during the reporting period, adjusted to include associated fair value changes and revaluation surplus recorded in prior periods, taxes payable or receivable in connection with those transactions and amounts that are recorded directly in equity, such as ownership changes.
FFO represents the company’s share of revenues less costs incurred within our operations, which include interest expenses and other costs. Specifically, it includes the impact of contracts that we enter into to generate revenues, including power sales agreements, contracts that our operating businesses enter into such as leases and take or pay contracts and sales of inventory. FFO includes the impact of changes in leverage or the cost of that financial leverage and other costs incurred to operate our business.
We use realized disposition gains and losses within FFO in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period FFO, and believe it is useful to investors to better understand variances between reporting periods. We exclude depreciation and amortization from FFO as we believe that the value of most of our assets typically increases over time, provided we make the necessary maintenance expenditures, the timing and magnitude of which may differ from the amount of depreciation recorded in any given period. In addition, the depreciated cost base of our assets is reflected in the ultimate realized disposition gain or loss on disposal. As noted above, unrealized fair value changes are excluded from FFO until the period in which the asset is sold. We also exclude deferred income taxes from FFO because the vast majority of the company’s deferred income tax assets and liabilities are a result of the revaluation of our assets under IFRS.
Our definition of FFO differs from the definition used by other organizations, as well as the definition of FFO used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”), in part because the NAREIT definition is based on U.S. GAAP, as opposed to IFRS. The key differences between our definition of FFO and the determination of FFO by REALPAC and/or NAREIT are that we include the following:
realized disposition gains or losses and cash taxes payable or receivable on those gains or losses, if any; foreign exchange gains or losses on monetary items not forming part of our net investment in foreign operations; and foreign exchange gains or losses on the sale of an investment in a foreign operation. We do not use FFO as a measure of cash generated from our operations.
We illustrate how we reconcile the financial measure for each operating segment to net income in Note 3(c)(ii) and 3(c)(iii) of the consolidated financial statements.
Segment Balance Sheet Information
We use common equity by segment as our measure of segment assets when reviewing our deconsolidated balance sheet because it is utilized by our Chief Operating Decision Maker for capital allocation decisions.
Segment Allocation and Measurement
Segment measures include amounts earned from consolidated entities that are eliminated on consolidation. The principal adjustment is to include asset management revenues charged to consolidated entities as revenues within the company’s Asset Management segment with the corresponding expenses recorded as corporate costs within the relevant segment. These amounts are based on the in-place terms of the asset management contracts between the consolidated entities. Inter-segment revenues are determined under terms that approximate market value.
The company allocates the costs of shared functions that would otherwise be included within its Corporate Activities segment, such as information technology and internal audit, pursuant to formal policies.
c)    Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Asset Management	Insurance Solutions[2]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total	Note
External revenues	$2,601	n/a	$1,540	$4,354	$13,628	$1,495	$50	$23,668
Inter-segment and other revenues[1]	1,180	n/a	—	1	(5)	10	26	1,212	i
Segmented revenues	3,781	n/a	1,540	4,355	13,623	1,505	76	24,880
DE	777	160	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	143	243	121	n/a	(133)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	825	n/a	n/a	ii
Common equity	20,801	4,006	5,426	2,513	2,515	22,793	(17,556)	40,498
1.We equity account for our investment in Oaktree and include our share of the FFO at our ownership of 68%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2023, $333 million of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in Brookfield Reinsurance Ltd. (“BNRE”), and as such do not generate consolidated external or inter-segment revenues.

AS AT DEC. 31, 2022 AND FOR THE THREE MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Insurance Solutions[2]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total	Note
External revenues	$2,080	n/a	$1,340	$3,735	$14,581	$1,456	$64	$23,256
Inter-segment and other revenues[1]	957	n/a	—	2	56	8	(71)	952	i
Segmented revenues	3,037	n/a	1,340	3,737	14,637	1,464	(7)	24,208
DE	917	46	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	122	183	223	n/a	(130)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	812	n/a	n/a	ii
Common equity	19,645	3,996	5,274	2,524	2,439	22,825	(17,095)	39,608
1.We equity account for our investment in Oaktree and include our share of the FFO at 64%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2022, $347 million of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in BNRE, and as such do not generate consolidated external or inter-segment revenues.

FOR THE SIX MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Asset Management	Insurance Solutions[2]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$5,072	n/a	$2,903	$8,638	$27,364	$2,918	$70	$46,965
Inter-segment and other revenues[1]	2,597	n/a	—	3	40	18	26	2,684	i
Segmented revenues	7,669	n/a	2,903	8,641	27,404	2,936	96	49,649
DE	1,655	305	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	226	379	370	n/a	(280)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	1,702	n/a	n/a	ii
1.We equity account for our investment in Oaktree and include our share of the FFO at 68%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2023, $982 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.We equity account for our investment in BNRE, and as such do not generate consolidated external or inter-segment revenues.

FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Insurance Solutions[2]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$4,113	n/a	$2,586	$7,195	$27,985	$3,157	$102	$45,138
Inter-segment and other revenues[1]	2,120	n/a	—	3	128	15	(70)	2,196	i
Segmented revenues	6,233	n/a	2,586	7,198	28,113	3,172	32	47,334
DE	1,804	59	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	192	296	424	n/a	(209)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	1,683	n/a	n/a	ii
1.We equity account for our investment in Oaktree and include our share of the FFO at 64%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2022, $851 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.We equity account for our investment in BNRE, and as such do not generate consolidated external or inter-segment revenues.
i.Inter-Segment Revenues
For the three months ended June 30, 2023, the adjustment to external revenues when determining segmented revenues consists of asset management revenues earned from consolidated entities and asset management revenues earned by Oaktree totaling $1.2 billion (2022 – $957 million), revenues earned on construction projects between consolidated entities totaling $6 million (2022 – $53 million), and other revenues totaling a net income of $27 million (2022 – loss of $58 million), which were eliminated on consolidation to arrive at the company’s consolidated revenues.
For the six months ended June 30, 2023, the adjustment to external revenues when determining segmented revenues consists of asset management revenues earned from consolidated entities and asset management revenues earned by Oaktree totaling $2.6 billion (2022 – $2.1 billion), revenues earned on construction projects between consolidated entities totaling $54 million (2022 – $124 million), and other revenues totaling a net income of $33 million (2022 – loss of $48 million), which were eliminated on consolidation to arrive at the company’s consolidated revenues.
ii.    Reconciliation of Net Income to Segment Measures of Profit or Loss
The following table reconciles net income to the total of the segments’ measures of profit or loss as presented above for the three and six months ended June 30, 2023.

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)		Three Months Ended		Six Months Ended
	Note	2023	2022	2023	2022
Net income		$1,512	$1,475	$1,936	$4,435
Add/(Deduct):
Equity accounted fair value changes and other non-FFO items		703	535	1,507	761
Fair value changes		(62)	397	(100)	(1,383)
Depreciation and amortization		2,214	1,886	4,402	3,697
Deferred income taxes		(151)	(189)	(243)	236
Realized disposition gains in fair value changes or equity	iii	283	152	399	520
Non-controlling interests on above items		(3,127)	(2,857)	(5,349)	(5,270)
Real Estate segment disposition gains		(283)	66	(345)	20
Real Estate segment adjustments and other, net[1]		1,047	708	2,150	1,233
Total segments’ measures of profit or loss		$2,136	$2,173	$4,357	$4,249
1.Primarily comprised of Real Estate segment interest expense and corporate costs, net of investment income and other, net of non-controlling interests.
iii.    Realized Disposition Gains
Realized disposition gains include gains and losses recorded in net income arising from transactions during the current period, adjusted to include fair value changes and revaluation surplus recorded in prior periods in connection with the assets sold. Realized disposition gains also include amounts that are recorded directly in equity as changes in ownership, as opposed to net income, because they result from a change in ownership of an entity which was consolidated before and after the respective transaction.
Within FFO, the realized disposition gains recorded in fair value changes, revaluation surplus or directly in equity were $283 million for the three months ended June 30, 2023 (2022 – $152 million), of which $229 million relates to prior periods (2022 – $170 million), $nil has been recorded directly in equity as changes in ownership (2022 – $nil) and a gain of $54 million has been recorded in fair value changes (2022 – loss of $18 million).
Within FFO, the realized disposition gains recorded in fair value changes, revaluation surplus or directly in equity were $399 million for the six months ended June 30, 2023 (2022 – $520 million), of which $386 million relates to prior periods (2022 – $361 million), $nil has been recorded directly in equity as changes in ownership (2022 – $nil) and a gain of $13 million has been recorded in fair value changes (2022 – $159 million).
d)    Geographic Allocation
The company’s revenues by location of operations are as follows:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2023	2022	2023	2022
U.S.	$6,900	$5,441	$13,852	$11,015
U.K.	5,915	6,877	11,401	12,862
Canada	2,614	2,903	5,232	5,433
Brazil	1,385	1,341	2,698	2,553
Australia	1,483	1,538	2,957	2,999
India	729	697	1,405	1,375
Colombia	557	527	1,087	1,064
Germany	511	485	1,032	1,020
Other Europe	2,297	2,255	4,708	4,501
Other Asia	682	689	1,452	1,411
Other	595	503	1,141	905
	$23,668	$23,256	$46,965	$45,138
The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	2023	2022
U.S.	$212,278	$206,714
Canada	51,312	50,894
U.K.	35,083	31,940
Brazil	28,440	25,500
Australia	26,781	27,068
India	21,357	19,521
Germany	15,241	12,262
Colombia	12,050	10,567
Other Europe	33,126	31,713
Other Asia	15,240	14,655
Other	12,226	10,450
	$463,134	$441,284